Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Intangible Assets
(1) Changes in intangible assets for the years ended December 31, 2022 and 2023, are as follows:

	2022
(in millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost	￦	1,002,530	￦	1,812,377	￦	1,083,426	￦	2,617,647	￦	1,426,576	￦	7,942,556
Less: Accumulated amortization (including accumulated impairment loss and others)		(305,658)		(1,584,004)		(944,001)		(778,516)		(883,044)		(4,495,223)

Beginning, net	￦	696,872	￦	228,373	￦	139,425	￦	1,839,131	￦	543,532	￦	3,447,333
Acquisition and capital expenditure		19,455		45,997		55,651		—		225,886		346,989
Disposal and termination		—		(5,503)		(48)		—		(20,117)		(25,668)
Amortization		—		(93,374)		(54,748)		(350,265)		(128,874)		(627,261)
Impairment		(24,006)		(744)		(508)		—		(5,416)		(30,674)
Acquisition and disposition of businesses		—		(2,320)		(802)		—		(7,144)		(10,266)
Others		15,902		(573)		16,106		(610)		(1,445)		29,380

Ending, net	￦	708,223	￦	171,856	￦	155,076	￦	1,488,256	￦	606,422	￦	3,129,833

Acquisition cost		1,037,887		1,803,687		1,156,951		2,617,707		1,532,061		8,148,293
Less: Accumulated amortization (including accumulated impairment loss and others)		(329,664)		(1,631,831)		(1,001,875)		(1,129,451)		(925,639)		(5,018,460)

	2023
(in millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost	￦	1,037,887	￦	1,803,687	￦	1,156,951	￦	2,617,707	￦	1,532,061	￦	8,148,293
Less: Accumulated amortization (including accumulated impairment loss and others)		(329,664)		(1,631,831)		(1,001,875)		(1,129,451)		(925,639)		(5,018,460)

Beginning, net		708,223		171,856		155,076		1,488,256		606,422		3,129,833
Acquisition and capital expenditure 1		—		33,078		38,603		37		238,019		309,737
Disposal and termination		—		(4,812)		(397)		—		(6,431)		(11,640)
Amortization 2		—		(63,052)		(52,265)		(350,276)		(226,316)		(691,909)
Impairment		(230,352)		(128)		(16)		—		(5,711)		(236,207)
Acquisition and disposition of businesses		6,207		—		(108)		—		(69)		6,030
Others		4,349		1,658		11,769		175		10,066		28,017

Ending, net	￦	488,427	￦	138,600	￦	152,662	￦	1,138,192	￦	615,980	￦	2,533,861

Acquisition cost	￦	1,036,354	￦	1,790,446	￦	1,196,329	￦	2,415,243	￦	1,725,087	￦	8,163,459
Less: Accumulated amortization (including accumulated impairment loss and others)		(547,927)		(1,651,846)		(1,043,667)		(1,277,051)		(1,109,107)		(5,629,598)

1	The amounts include the transferred amount from Property and Equipment account.

2	Amounts include ￦ 52,179 million which is the changed effect of useful life from Media Contents asset.

(2) Goodwill, amounting to
￦

212,910
million, is not subject to amortization as of December 31, 2023 (December 31, 2022:
￦

210,114

million).

Summary of Goodwill Allocated to Each Cash-Generation Unit
(3) Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As of December 31, 2023, goodwill allocated to each cash-generating unit is as follows:

(in millions of Korean won)
Cash generating Unit	Amount

Mobile services 1,9	￦	65,057
BC Card Co., Ltd. 2		41,234
HCN Co., Ltd. 3		130,242
GENIE Music Corporation 4		50,214
MILLIE Co., Ltd. 5		54,725
PlayD Co., Ltd. 6		40,068
KT Telecop Co., Ltd. 7		15,418
Epsilon Global Communications Pte. Ltd. 8		45,670
KT MOS Bukbu Co., Ltd and others		45,799

Total	￦	488,427

1
The recoverable amounts of mobile services business are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.56% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.68% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2021, 2022 and 2023.

2
The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.04% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 5.22% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2021, 2022 and 2023.

3
The recoverable amounts of HCN Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 2.21% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 11.37% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, HCN’s recoverable amount was KRW 130,242 million, which was less than the carrying amount, and KRW 98,432 million of the impairment loss was record
ed as goodwill in full and reflected in
operating
expenses.

4
The recoverable amounts of GENIE Music Corporation are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 4.51% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 16.73% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on GENIE Music Corporation for the years ended December 31, 2023.

5
The recoverable amounts of MILLIE Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next four years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after four years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 9.96% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 22.48% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on MILLIE Co., Ltd. for the years ended December 31, 2023.

6	The recoverable amount of PlayD Co., Ltd is calculated based on fair value less cost to sell.
7
The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 3.54% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 9.04% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2021, 2022 and 2023.

8
The recoverable amounts of Epsilon Global Communications Pte. Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next nine years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after nine years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 10.57% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.84% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, Epsilon Global Communications’s recoverable amount was KRW 45,670 million, which was less than the carrying amount, and KRW 118,609 million of the impairment loss was record
ed as goodwill in full and reflected in
ope
rating
 expenses.

9
The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.56% ~ 9.14% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate 6.68%. Accordingly, the Group did not recognize an impairment loss on ICT reporting segment for the years ended December 31, 2021, 2022 and 2023.